Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss before income tax expenses	(928,660)	(392,589)	(432,573)
Income tax expenses computed at applicable tax rates of 25%	(232,165)	(98,147)	(108,143)
Non-deductible and super deduction expenses	(8,013)	(40,711)	769
Effect of tax holidays and tax rate difference	64,029	22,595	52,027
Change in valuation allowance	176,149	118,703	55,111
Income tax expenses/(benefit)	—	2,440	(236)

Schedule of Components of Deferred Income Tax	. The components of deferred taxes are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Accrued expenses	6,511	3,599
Advertising expenses carry-forwards	58,288	38,652
Net operating loss carry-forwards	525,305	530,466
Total deferred tax assets	590,104	572,717
Less: valuation allowance	(504,591)	(559,702)
Deferred tax assets, net	85,513	13,015
Deferred tax liabilities
Deferred costs	(87,954)	(15,220)
Total deferred tax liabilities	(87,954)	(15,220)